Segment information	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Segment information

5.Segment information

In accordance with its integrated communication and technology services strategy, Group has reportable segments which are Turkcell Turkiye, Turkcell International and Techfin. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the General Manager and other directors.

Turkcell Turkiye reportable segment includes mobile, fixed telecom, digital services and digital business services operations of Turkcell, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), Turkcell Satış A.S’s (“Turkcell Satış”) digital business services, Turkcell Dijital Is Servisleri A.S. (“Turkcell Dijital”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Atmosware Teknoloji Egitim ve Danismanlik A.S (“Atmosware Teknoloji”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Ultia Teknoloji Yazilim ve Uygulama Gelistirme Ticaret A.S. (“Ultia”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Muzik Yayin ve Iletim A.S. (“Lifecell Muzik”), BiP Iletisim Teknolojileri ve Dijital Servisler A.S. (“BiP A.S.”), TDC Veri Hizmetleri A.Ş (“TDC”) and Artel Bilişim Servisleri A.Ş (“Artel”)

Turkcell International reportable segment includes telecom and digital services related operations of CJSC Belarusian Telecommunications Network (“BeST”), Kıbrıs Mobile Telekomunikasyon Limited Sirketi (“Kıbrıs Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell Ventures B.V (“Lifecell Ventures”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”), Turkcell Dijital Teknolojileri Limited (“Turkcell Dijital Teknolojileri”) and BiP Digital Communication Technologies B.V (“BiP B.V.”).

Techfin reportable segment includes all financial services operations of Turkcell Finansman A.Ş (“Turkcell Finansman”), Turkcell Ödeme ve Elektronik Para Hizmetleri A.Ş. (“Turkcell Ödeme”),Paycell LLC, Paycell Europe GmbH (“Paycell Europe”), Turkcell Sigorta Aracılık Hizmetleri A.Ş. (“Turkcell Sigorta”), Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş (“Sofra”) and Turkcell Dijital Sigorta A.Ş. (“Turkcell Dijital Sigorta”). The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics.

Other reportable segment mainly comprises of non-group call center operations of Turkcell Global Bilgi, Turkcell Enerji, Boyut Enerji, Turkcell GSYF, Turkcell Dijital Egitim Teknolojileri A.S. (“Dijital Egitim”). W3 Labs Yeni Teknolojiler A.S. (“W3”) and Turkcell Satış’s other operations.

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

5.Segment information (continued)

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly-titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Total segment revenue	143,771,701	132,760,385	4,014,854	3,790,933	8,633,753	6,596,195	13,443,380	14,671,415	(3,192,324)	(3,165,897)	166,671,364	154,653,031
Inter-segment revenue	(1,242,115)	(1,129,650)	(138,877)	(218,173)	(816,397)	(599,563)	(994,935)	(1,218,511)	3,192,324	3,165,897	-	-
Revenues from external customers	142,529,586	131,630,735	3,875,977	3,572,760	7,817,356	5,996,632	12,448,445	13,452,904	-	-	166,671,364	154,653,031
Adjusted EBITDA	66,447,440	58,709,420	1,473,181	1,404,598	2,174,255	2,320,938	152,667	1,281,881	(445,533)	(367,600)	69,802,010	63,349,237
IFRS 9 impairment loss provision	(816,347)	(1,328,887)	(5,361)	(8,742)	(198,699)	(118,363)	(823)	417	-	-	(1,021,230)	(1,455,575)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Total segment revenue	132,760,385	112,545,775	3,790,933	3,859,327	6,596,195	5,118,775	14,671,415	19,575,574	(3,165,897)	(6,124,292)	154,653,031	134,975,159
Inter-segment revenue	(1,129,650)	(599,381)	(218,173)	(344,930)	(599,563)	(382,373)	(1,218,511)	(4,797,608)	3,165,897	6,124,292	-	-
Revenues from external customers	131,630,735	111,946,394	3,572,760	3,514,397	5,996,632	4,736,402	13,452,904	14,777,966	-	-	154,653,031	134,975,159
Adjusted EBITDA	58,709,420	47,313,804	1,404,598	1,286,695	2,320,938	2,525,944	1,281,881	1,874,517	(367,600)	(147,166)	63,349,237	52,853,794
IFRS 9 impairment loss provision	(1,328,887)	(804,984)	(8,742)	(7,223)	(118,363)	(82,785)	417	(3,012)	-	-	(1,455,575)	(898,004)

5.Segment information (continued)

	31 December	31 December	31 December
	2024	2023	2022
Profit for the period	11,086,899	15,250,110	8,715,404
Add/(Less):
Income tax expense	4,866,033	(6,750,994)	(4,021,332)
Finance income	(10,378,433)	(18,283,669)	(5,714,055)
Finance costs	17,025,890	28,777,024	17,252,049
Other income	(251,419)	(1,274,549)	(503,315)
Other expenses	2,577,904	8,154,995	2,031,367
Monetary (gain) loss	(5,850,537)	(5,510,752)	(11,214,047)
Depreciation and amortization	47,563,030	45,189,101	47,061,700
Share of loss/(gain) of equity accounted investees	3,162,643	(2,202,029)	(753,977)
Consolidated adjusted EBITDA	69,802,010	63,349,237	52,853,794

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2024	2023	2022
Revenues
Turkiye	162,795,387	151,080,271	131,460,764
Belarus	2,176,452	1,999,047	2,223,565
Turkish Republic of Northern Cyprus	1,663,255	1,527,751	1,234,531
Netherlands	36,270	45,962	56,299
	166,671,364	154,653,031	134,975,159

	31 December	31 December
	2024	2023
Non-current assets
Turkiye	225,084,618	202,561,786
Belarus	1,067,959	1,077,448
Turkish Republic of Northern Cyprus	2,474,577	4,400,398
Unallocated non-current assets	1,955,829	641,252
	230,582,983	208,680,884

Prior to classification to asset held for sale and discontinued operations, Ukrainian entities revenues and non-current assets were presented within above tables.